Commitments and Contingencies (Details) $ in Millions		12 Months Ended
	Sep. 01, 2016 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Hanjin
Commitments and Contingencies
Number of charters cancelled | item	8
Collectability of receivables | Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping | Pending litigation
Commitments and Contingencies
Total unsecured claim | $		$ 597.9	$ 597.9